Intangible Assets, Net (Finite-lived Intangible Assets by Major Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Cost	$ 7,412	$ 6,439
Accumulated Amortization	(6,063)	(5,111)
Net Value	1,349	1,328
Copyright [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	3,213	3,375
Accumulated Amortization	(3,213)	(2,897)
Net Value	0	478
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,105	1,018
Accumulated Amortization	(898)	(493)
Net Value	1,207	525
Domain names and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,366	1,434
Accumulated Amortization	(1,330)	(1,196)
Net Value	36	238
Developed technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	583	612
Accumulated Amortization	(583)	(525)
Net Value	0	$ 87
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	145
Accumulated Amortization	(39)
Net Value	$ 106